LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.07%
INVESTMENT COMPANIES–97.07%
Equity Funds–77.34%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	510,166	$29,883,457
LVIP Baron Growth Opportunities Fund	70,718	5,316,312
LVIP Channing Small Cap Value Fund	205,535	2,261,299
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	296,071	4,189,697
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	560,930	6,572,979
LVIP MFS Value Fund	653,178	35,778,453
LVIP SSGA Mid-Cap Index Fund	595,489	7,284,622
LVIP SSGA Nasdaq-100 Index Fund	147,762	2,003,806
LVIP SSGA S&P 500 Index Fund	1,644,992	47,731,097
LVIP SSGA Small-Cap Index Fund	231,891	6,879,268
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	289,582	8,707,735
LVIP Wellington SMID Cap Value Fund	540,544	12,964,954
		169,573,679
Fixed Income Funds–19.22%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	247,823	2,291,376
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan Core Bond Fund	1,881,443	$18,605,586
LVIP Macquarie Bond Fund	1,201,680	13,977,937
LVIP SSGA Bond Index Fund	725,211	7,279,670
		42,154,569
Global Equity Fund–0.51%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	147,934	1,113,350
		1,113,350
Total Affiliated Investments (Cost $177,149,197)		212,841,598

UNAFFILIATED INVESTMENT–2.81%
INVESTMENT COMPANY–2.81%
Money Market Fund–2.81%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	6,174,324	6,174,324
Total Unaffiliated Investment (Cost $6,174,324)		6,174,324

TOTAL INVESTMENTS–99.88% (Cost $183,323,521)	219,015,922
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	252,248
NET ASSETS APPLICABLE TO 17,979,762 SHARES OUTSTANDING–100.00%	$219,268,170

✧✧Standard Class shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–1

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
7	E-mini Russell 2000 Index	$709,485	$721,348	6/20/25	$—	$(11,863)
13	E-mini S&P 500 Index	3,674,613	3,699,570	6/20/25	—	(24,957)
4	E-mini S&P MidCap 400 Index	1,175,440	1,180,048	6/20/25	—	(4,608)
Total Futures Contracts					$—	$(41,428)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.07%@
Equity Funds-77.34%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$33,336,608	$806,837	$1,674,851	$303,148	$(2,888,285)	$29,883,457	510,166	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	5,371,671	359,272	128,259	(207)	(286,165)	5,316,312	70,718	—	—
✧✧LVIP Channing Small Cap Value Fund	2,420,605	208,352	58,998	(641)	(308,019)	2,261,299	205,535	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	4,414,792	106,936	137,707	(1,298)	(193,026)	4,189,697	296,071	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	6,285,452	1,105,993	156,855	(11,291)	(650,320)	6,572,979	560,930	—	—
✧✧LVIP MFS Value Fund	34,191,290	1,090,471	821,502	(15,674)	1,333,868	35,778,453	653,178	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	7,495,503	449,243	179,561	(6,894)	(473,669)	7,284,622	595,489	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,240,167	53,468	115,142	22,548	(197,235)	2,003,806	147,762	—	—
✧✧LVIP SSGA S&P 500 Index Fund	50,260,945	1,218,008	1,615,927	16,106	(2,148,035)	47,731,097	1,644,992	—	—
✧✧LVIP SSGA Small-Cap Index Fund	7,737,850	187,245	329,952	(4,714)	(711,161)	6,879,268	231,891	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	9,208,288	376,727	221,498	(4,631)	(651,151)	8,707,735	289,582	—	—
✧✧LVIP Wellington SMID Cap Value Fund	13,320,298	953,073	320,647	(14,227)	(973,543)	12,964,954	540,544	—	—
Fixed Income Funds-19.22%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,241,195	53,468	60,549	(3,728)	60,990	2,291,376	247,823	—	—
✧✧LVIP JPMorgan Core Bond Fund	15,657,533	2,447,557	18,792	(1,277)	520,565	18,605,586	1,881,443	—	—
✧✧LVIP Macquarie Bond Fund	15,908,167	726,725	3,001,442	(412,390)	756,877	13,977,937	1,201,680	—	—
✧✧LVIP SSGA Bond Index Fund	7,046,235	204,607	161,606	(26,463)	216,897	7,279,670	725,211	—	—
Global Equity Fund-0.51%@
✧✧LVIP BlackRock Real Estate Fund	1,077,915	47,576	25,652	(1,227)	14,738	1,113,350	147,934	—	—
Total	$218,214,514	$10,395,558	$9,028,940	$(162,860)	$(6,576,674)	$212,841,598		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–3